Financial Instruments - Summary of Carrying Amount and Contractual Maturities of Financial Liabilities (Details) - Liquidity risk - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	$ 89,888,000	$ 95,773,000
Financial liabilities	94,500,000	102,189,000
Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	65,636,000	33,294,000
One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	16,082,000	43,975,000
Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	6,756,000	19,331,000
More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	6,026,000	5,589,000
Accounts payable and accrued liabilities
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	27,674,000	28,970,000
Financial liabilities	27,674,000	28,970,000
Accounts payable and accrued liabilities | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	27,674,000	28,970,000
Accounts payable and accrued liabilities | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Accounts payable and accrued liabilities | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Accounts payable and accrued liabilities | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Credit Facility
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	31,023,000	37,615,000
Financial liabilities	32,008,000	39,775,000
Credit Facility | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	32,008,000	1,178,000
Credit Facility | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	38,597,000
Credit Facility | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Credit Facility | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Balances of purchase payable, non-interest bearing
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	15,519,000	15,609,000
Financial liabilities	16,739,000	17,006,000
Balances of purchase payable, non-interest bearing | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	3,259,000	1,000,000
Balances of purchase payable, non-interest bearing | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	13,480,000	3,259,000
Balances of purchase payable, non-interest bearing | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	12,747,000
Balances of purchase payable, non-interest bearing | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Other Long Term Debt [Member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	213,000	347,000
Financial liabilities	213,000	347,000
Other Long Term Debt [Member] | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	213,000	126,000
Other Long Term Debt [Member] | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	101,000
Other Long Term Debt [Member] | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	120,000
Other Long Term Debt [Member] | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Lease liabilities
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Carrying amount	15,459,000	13,232,000
Financial liabilities	17,866,000	16,091,000
Lease liabilities | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	2,482,000	2,020,000
Lease liabilities | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	2,602,000	2,018,000
Lease liabilities | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	6,756,000	6,464,000
Lease liabilities | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	$ 6,026,000	$ 5,589,000